Net income per ordinary share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Net income per ordinary share	Net income per ordinary share
Basic net income per ordinary share attributable to the Group has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	81,999,746	81,398,071	81,892,662	81,430,507
Effect of dilutive share options and other awards outstanding under share based compensation programs	628,187	914,875	724,729	1,032,335
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	82,627,933	82,312,946	82,617,391	82,462,842

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Net income per Ordinary Share attributable to the Group:
Basic	1.41	1.42	2.84	2.80
Diluted	1.40	1.41	2.81	2.76